Share-based Compensation - Summary of the Share Options Activities (Details) - Options - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares
Outstanding at the beginning of the period (in shares)	810,832	827,198	402,500
Granted (in shares)	797,700	181,750	424,698
Exercised (in shares)	(53,538)	(62,416)
Forfeited (in shares)	(178,252)	(135,700)
Outstanding at the end of the period (in shares)	1,376,742	810,832	827,198
Vested and expected to vest at the end of the period (in shares)	1,376,742
Exercisable at the end of the period (in shares)	693,544
Outstanding at the beginning of the period (in dollars per share)	$ 1.02	$ 1.01	$ 0.75
Granted (in dollars per share)	0.99	0.57	1.26
Exercised (in dollars per share)	0.58	0.58
Forfeited (in dollars per share)	0.97	0.57
Outstanding at the end of the period (in dollars per share)	1.03	$ 1.02	$ 1.01
Vested and expected to vest at the end of the period (in dollars per share)	1.03
Exercisable at the end of the period (in dollars per share)	$ 0.99
Weighted remaining contractual Years
Vested and expected to vest at the end of the period	6 years 11 months 12 days
Exercisable at the end of the period	6 years 5 months 15 days
Aggregate intrinsic value
Vested and expected to vest at the end of the period (in dollars)	$ 20,819
Exercisable at the end of the period (in dollars)	$ 16,855